Schedule of Investments
May 31, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–102.01%
California–96.54%
ABAG Finance Authority for Nonprofit Corps. (Sharp Healthcare); Series 2014 A, RB	5.00%	08/01/2043	$ 500	$ 544,131
Adelanto (City of), CA Community Facilities District; Series 2015 A, RB	5.00%	09/01/2045	1,000	1,123,084
Adelanto (City of), CA Improvement Agency; Series 1993 B, Ref. RB (INS - FGIC)(a)	5.50%	12/01/2023	15	15,215
Adelanto (City of), CA Public Utility Authority;
Series 2014 A, RB	5.00%	07/01/2024	915	917,714
Series 2014 A, RB	5.00%	07/01/2039	5,710	6,031,467
Series 2017 A, Ref. RB (INS - AGM)(a)	5.00%	07/01/2039	2,000	2,474,813
Anaheim (City of), CA Public Financing Authority (Anaheim Convention Center Expansion); Series 2014 A, Ref. RB	5.00%	05/01/2034	1,350	1,485,017
Atwater (City of), CA;
Series 2017 A, Ref. RB (INS - AGM)(a)	5.00%	05/01/2040	1,250	1,499,883
Series 2017 A, Ref. RB (INS - AGM)(a)	5.00%	05/01/2043	1,300	1,551,940
Bakersfield (City of), CA (Assessment District No. 07-2); Series 2008, RB	7.38%	09/02/2028	990	997,811
Bay Area Toll Authority (San Francisco Bay Area);
Series 2017 F-1, RB(b)(c)(d)(e)	5.00%	04/01/2027	3,465	4,337,243
Series 2017, Ref. RB	4.00%	04/01/2037	1,720	2,005,587
Series 2017, Ref. RB	4.00%	04/01/2049	630	722,703
Beaumont (City of), CA (Community Facilities District No. 2016-1);
Series 2019, RB	5.00%	09/01/2030	125	146,592
Series 2019, RB	5.00%	09/01/2031	140	163,322
Series 2019, RB	5.00%	09/01/2049	775	883,265
Beaumont (City of), CA Financing Authority; Series 1994 A, RB	7.00%	09/01/2023	5	5,015
Beaumont (City of), CA Financing Authority (Improvement Area No. 17A); Series 2013 B, RB	5.00%	09/01/2034	635	685,696
Beaumont (City of), CA Financing Authority (Improvement Area No. 17B); Series 2011 A, RB(b)(c)	6.38%	09/01/2021	1,500	1,523,029
Beaumont (City of), CA Financing Authority (Improvement Area No. 19A); Series 2015 B, Ref. RB	5.00%	09/01/2025	1,560	1,781,199
Beaumont (City of), CA Financing Authority (Improvement Area No. 19C); Series 2013 A, RB	5.00%	09/01/2036	745	803,378
Beaumont (City of), CA Financing Authority (Improvement Area No. 8C);
Series 2012 A, RB(b)(c)	5.13%	09/01/2022	115	122,096
Series 2012 A, RB(b)(c)	5.25%	09/01/2022	120	127,591
Series 2012 A, RB(b)(c)	5.63%	09/01/2022	250	266,983
Series 2012 A, RB(b)(c)	5.88%	09/01/2022	4,405	4,717,955
Beverly Hills Unified School District (Election of 2008);
Series 2009, GO Bonds(f)	0.00%	08/01/2026	1,465	1,415,688
Series 2009, GO Bonds(f)	0.00%	08/01/2032	3,045	2,577,928
Blythe (City of), CA Community Facilities District No. 2004-1; Series 2005, RB	5.30%	09/01/2035	500	504,687
Blythe (City of), CA Redevelopment Agency Successor Agency (Project No. 1);
Series 2011 A, RB	9.75%	05/01/2038	2,010	2,021,019
Series 2015, Ref. RB	5.00%	05/01/2038	1,000	1,138,288
Brea (City of), CA Redevelopment Agency;
Series 2011 A, RB(b)(c)(f)	0.00%	08/01/2021	5,000	1,830,290
Series 2011 A, RB(b)(c)(f)	0.00%	08/01/2021	1,010	475,257
Series 2011 A, RB(b)(c)(f)	0.00%	08/01/2021	2,300	916,967
Series 2011 A, RB(b)(c)(f)	0.00%	08/01/2021	2,930	1,273,224
Calexico (City of), CA Community Facilities District No. 2005-1;
Series 2006, RB(g)	5.50%	09/01/2036	2,500	700,000
Series 2006, RB(g)	5.55%	09/01/2036	2,325	651,000
Calexico (City of), CA Community Redevelopment Agency Successor Agency (Merged Central Business District & Residential Redevelopment Project Area); Series 2011, RB(b)(c)	7.25%	08/01/2021	35	35,412
California (County of), CA Tobacco Securitization Agency;
Series 2020 A, Ref. RB	4.00%	06/01/2037	550	667,221
Series 2020 A, Ref. RB	4.00%	06/01/2039	1,200	1,447,047
California (County of), CA Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2006 C, RB(f)	0.00%	06/01/2055	332,360	26,761,926
See accompanying notes which are an integral part of this schedule.
Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (County of), CA Tobacco Securitization Agency (Los Angeles County Securitization Corp.);
Series 2020 A, Ref. RB	4.00%	06/01/2049	$ 2,000	$ 2,344,039
Series 2020 A, Ref. RB	4.00%	06/01/2049	710	829,597
Series 2020 B-1, Ref. RB	5.00%	06/01/2049	1,140	1,408,699
Series 2020 B-2, Ref. RB(f)	0.00%	06/01/2055	22,000	4,370,439
California (State of);
Series 1992, GO Bonds	5.50%	10/01/2022	5	5,090
Series 1996, GO Bonds (INS - AMBAC)(a)(b)(c)	5.25%	06/01/2021	10	10,000
Series 2000, GO Bonds	5.75%	05/01/2030	5	5,020
Series 2011, GO Bonds(b)	5.00%	09/01/2032	2,450	2,480,037
Series 2011, GO Bonds	5.00%	10/01/2041	2,500	2,539,346
Series 2012, Ref. GO Bonds	5.00%	02/01/2038	3,550	3,661,694
Series 2015, GO Bonds	5.00%	08/01/2045	1,000	1,168,189
Series 2016, GO Bonds(e)	5.00%	09/01/2045	3,400	4,129,625
Series 2017, Ref. GO Bonds	5.00%	08/01/2035	1,370	1,668,701
Series 2017, Ref. GO Bonds	5.00%	08/01/2035	13,000	16,213,721
Series 2017, Ref. GO Bonds	5.00%	08/01/2036	10,000	12,168,948
Series 2020, GO Bonds	4.00%	03/01/2046	6,600	7,851,505
Series 2020, Ref. GO Bonds	3.00%	11/01/2040	3,500	3,850,816
Series 2021, Ref. GO Bonds	5.00%	09/01/2041	7,740	10,166,634
California (State of) Community College Financing Authority (NCCD - Orange Coast Properties LLC - Orange Coast College);
Series 2018, RB	5.25%	05/01/2048	665	742,818
Series 2018, RB	5.25%	05/01/2053	2,500	2,784,387
California (State of) Community Housing Agency (Annadel Apartments); Series 2019 A, RB(h)	5.00%	04/01/2049	4,555	5,205,684
California (State of) Community Housing Agency (Serenity at Larkspur); Series 2020 A, RB(h)	5.00%	02/01/2050	4,500	5,204,297
California (State of) Community Housing Agency (Stonridge Apartments); Series 2021 A, RB(h)	4.00%	02/01/2056	3,000	3,244,727
California (State of) County Tobacco Securitization Agency;
Series 2007 B, RB	5.10%	06/01/2028	420	420,332
Series 2007 D, RB(f)(h)	0.00%	06/01/2057	45,600	4,223,422
Series 2007 E, RB(f)(h)	0.00%	06/01/2057	51,500	4,008,410
Series 2007 F, RB(f)(h)	0.00%	06/01/2057	55,250	4,134,772
Series 2014, Ref. RB	4.00%	06/01/2029	3,215	3,229,768
California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.);
Series 2002, RB	5.88%	06/01/2035	9,365	9,379,085
Series 2002, RB	6.00%	06/01/2042	18,700	18,728,102
California (State of) County Tobacco Securitization Agency (Fresno County Tobacco Funding Corp.);
Series 2002, RB	6.00%	06/01/2035	8,005	8,017,008
Series 2002, RB	6.13%	06/01/2038	9,700	9,707,655
Series 2006 A, RB(f)	0.00%	06/01/2046	62,110	12,560,884
Series 2006 C, RB(f)	0.00%	06/01/2055	71,700	6,914,612
Series 2006 D, RB(f)	0.00%	06/01/2055	309,500	23,343,233
California (State of) County Tobacco Securitization Agency (Merced County Tobacco Funding Corp.); Series 2020, Ref. RB	5.00%	06/01/2050	1,810	2,151,689
California (State of) County Tobacco Securitization Agency (Sonoma County Securitization Corp.);
Series 2020, Ref. RB	4.00%	06/01/2049	1,380	1,619,688
Series 2020, Ref. RB(f)	0.00%	06/01/2055	7,050	1,750,921
California (State of) County Tobacco Securitization Agency (Stanislaus County Tobacco Funding Corp.); Series 2002 A, RB	5.88%	06/01/2043	1,605	1,607,419
California (State of) Educational Facilities Authority (Loma Linda University);
Series 2017 A, Ref. RB	5.00%	04/01/2042	1,715	2,039,813
Series 2017 A, Ref. RB	5.00%	04/01/2047	1,000	1,182,638
California (State of) Educational Facilities Authority (Pepperdine University); Series 2016, Ref. RB	5.00%	10/01/2049	5,000	5,907,781
California (State of) Educational Facilities Authority (Stanford University); Series 2010, RB(e)	5.25%	04/01/2040	4,520	6,872,970
See accompanying notes which are an integral part of this schedule.
Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Educational Facilities Authority (University of San Francisco);
Series 2011, RB(b)(c)	6.13%	10/01/2021	$ 615	$ 627,012
Series 2011, Ref. RB(b)(c)	6.13%	10/01/2021	635	647,511
Series 2018 A, RB	5.00%	10/01/2043	2,730	3,350,714
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center);
Series 2015, Ref. RB	5.00%	11/15/2031	1,300	1,551,706
Series 2015, Ref. RB	5.00%	11/15/2032	1,250	1,490,810
Series 2015, Ref. RB	5.00%	11/15/2033	1,000	1,191,679
California (State of) Health Facilities Financing Authority (Children’s Hospital Los Angeles); Series 2017 A, Ref. RB	5.00%	08/15/2047	1,715	2,016,841
California (State of) Health Facilities Financing Authority (Commonspirit Health); Series 2020 A, Ref. RB	4.00%	04/01/2049	7,060	8,175,585
California (State of) Health Facilities Financing Authority (Community Program for Persons with Developmental Disabilities); Series 2011 A, RB (INS - Cal-Mortgage)(a)	6.25%	02/01/2026	2,030	2,038,634
California (State of) Health Facilities Financing Authority (Lucile Salter Packard Children’s Hospital at Stanford); Series 2017, RB	4.00%	11/15/2047	560	637,512
California (State of) Health Facilities Financing Authority (On Lok Senior Health Services);
Series 2020, Ref. RB	5.00%	08/01/2040	700	877,218
Series 2020, Ref. RB	5.00%	08/01/2050	1,000	1,232,494
California (State of) Health Facilities Financing Authority (St. Joseph Health System); Series 2013 A, RB	5.00%	07/01/2037	1,000	1,095,777
California (State of) Health Facilities Financing Authority (Stanford Hospital); Series 2008 A-2, Ref. RB(b)(c)	5.25%	11/15/2021	2,000	2,047,170
California (State of) Health Facilities Financing Authority (Sutter Health);
Series 2017 A, Ref. RB	5.00%	11/15/2048	10,000	12,269,874
Series 2018 A, RB	5.00%	11/15/2048	3,000	3,680,962
California (State of) Housing Finance Agency;
Series 2019 A-1, RB	4.25%	01/15/2035	6,526	7,917,811
Series 2019 A-2, RB	4.00%	03/20/2033	8,761	10,350,124
Series 2021-1, Class A, Ctfs.	3.50%	11/20/2035	4,026	4,719,874
California (State of) Housing Finance Agency (Verdant at Green Valley); Series 2019 A, RB(h)	5.00%	08/01/2049	5,360	6,177,032
California (State of) Municipal Finance Authority;
Series 2019 A, Ref. RB(h)	5.00%	11/01/2029	990	1,139,756
Series 2019 A, Ref. RB(h)	5.00%	11/01/2039	1,475	1,646,669
Series 2019 A, Ref. RB(h)	5.00%	11/01/2049	1,700	1,873,328
Series 2020 B, RB	4.00%	09/01/2043	755	840,595
Series 2020 B, RB	4.00%	09/01/2050	1,095	1,211,657
Series 2020-XF2863, Ctfs.(e)	5.00%	06/01/2048	21,000	25,770,194
California (State of) Municipal Finance Authority (American Heritage Education Foundation); Series 2016 A, Ref. RB	5.00%	06/01/2046	2,515	2,845,867
California (State of) Municipal Finance Authority (Bella Mente Montessori Academy);
Series 2018 A, RB(h)	5.00%	06/01/2038	280	320,427
Series 2018 A, RB(h)	5.00%	06/01/2048	705	792,906
California (State of) Municipal Finance Authority (Bold Program);
Series 2021 A, RB	4.00%	09/01/2041	655	730,548
Series 2021 A, RB	4.00%	09/01/2051	1,500	1,657,906
California (State of) Municipal Finance Authority (California Baptist University); Series 2016 A, RB(h)	5.00%	11/01/2046	1,000	1,136,683
California (State of) Municipal Finance Authority (Caritas Affordable Housing, Inc.);
Series 2014 A, RB	5.25%	08/15/2039	2,665	2,933,836
Series 2014 A, RB	5.25%	08/15/2049	1,420	1,554,483
Series 2014 B, RB	5.88%	08/15/2049	705	760,598
California (State of) Municipal Finance Authority (Caritas Projects);
Series 2012 A, RB	5.50%	08/15/2047	6,500	6,779,050
Series 2017 A, Ref. RB	4.00%	08/15/2037	1,055	1,174,281
California (State of) Municipal Finance Authority (Casa Griffin Apartments); Series 2011 A-1, RB	5.75%	10/01/2034	250	251,810
California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing); Series 2018, RB	5.00%	05/15/2043	5,900	7,079,142
California (State of) Municipal Finance Authority (CHF-Riverside I, LLC - UCR Dundee-Glasgow Student Housing); Series 2018, RB	5.00%	05/15/2043	3,000	3,592,607
See accompanying notes which are an integral part of this schedule.
Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Municipal Finance Authority (CHF-Riverside II, LLC - UCR North District Phase I Student Housing); Series 2019, RB (INS - BAM)(a)	5.00%	05/15/2049	$ 2,660	$ 3,313,360
California (State of) Municipal Finance Authority (Community Medical Centers);
Series 2017 A, Ref. RB	5.00%	02/01/2034	3,750	4,509,746
Series 2017 A, Ref. RB	5.00%	02/01/2035	4,000	4,803,598
Series 2017 A, Ref. RB	5.00%	02/01/2036	2,000	2,397,907
Series 2017 A, Ref. RB	5.00%	02/01/2037	1,000	1,196,597
Series 2017 A, Ref. RB	5.00%	02/01/2042	625	747,850
Series 2017 A, Ref. RB	5.00%	02/01/2047	1,380	1,651,730
California (State of) Municipal Finance Authority (Eisenhower Medical Centers); Series 2017 A, Ref. RB	5.00%	07/01/2047	1,000	1,166,601
California (State of) Municipal Finance Authority (Emerson College);
Series 2011, RB(b)(c)	5.75%	01/01/2022	2,315	2,388,260
Series 2011, RB(b)(c)	6.00%	01/01/2022	1,000	1,032,975
California (State of) Municipal Finance Authority (Goodwill Industries of Sacramento & Nevada);
Series 2012 A, RB(h)	5.75%	01/01/2022	145	146,650
Series 2012, RB(b)(c)(h)	6.63%	01/01/2032	1,070	1,082,061
Series 2012, RB(b)(c)(h)	6.88%	01/01/2042	2,135	2,155,570
California (State of) Municipal Finance Authority (Green Bonds); Series 2021, RB (INS - BAM)(a)	4.00%	05/15/2046	2,000	2,384,303
California (State of) Municipal Finance Authority (Humangood Obligation Group); Series 2019 A, Ref. RB	5.00%	10/01/2044	1,695	1,981,736
California (State of) Municipal Finance Authority (Linxs APM);
Series 2018 A, RB(i)	5.00%	12/31/2036	8,000	9,815,627
Series 2018 A, RB(i)	5.00%	12/31/2038	2,005	2,449,826
Series 2018 A, RB(i)	5.00%	12/31/2043	15,200	18,501,575
Series 2018 A, RB(i)	5.00%	12/31/2047	3,000	3,640,670
California (State of) Municipal Finance Authority (Mt. San Antonio Gardens); Series 2019, Ref. RB	5.00%	11/15/2049	2,750	3,193,524
California (State of) Municipal Finance Authority (OCEAA); Series 2008 A, RB	7.00%	10/01/2039	1,500	1,503,535
California (State of) Municipal Finance Authority (Orange County Civic Center Infrastructure Improvement Program - Phase II); Series 2018 A, RB	5.00%	06/01/2048	5,360	6,577,535
California (State of) Municipal Finance Authority (Palmdale Aerospace Academy (The)); Series 2018 A, RB(h)	5.00%	07/01/2049	600	682,996
California (State of) Municipal Finance Authority (Southwestern Law School);
Series 2011, RB	6.50%	11/01/2031	600	613,493
Series 2011, RB	6.50%	11/01/2041	1,250	1,276,241
California (State of) Municipal Finance Authority (Touro College and University System); Series 2014 A, RB	5.25%	01/01/2034	620	682,634
California (State of) Municipal Finance Authority (Town and Country Manor); Series 2019, Ref. RB (INS - Cal-Mortgage)(a)	5.00%	07/01/2049	5,885	7,240,626
California (State of) Municipal Finance Authority (UCR North District Phase 1 Student Housing); Series 2019, RB (INS - BAM)(a)	5.00%	05/15/2052	5,875	7,303,621
California (State of) Municipal Finance Authority (United Airlines, Inc.); Series 2019, Ref. RB(i)	4.00%	07/15/2029	16,780	19,476,781
California (State of) Municipal Finance Authority (University of La Verne); Series 2017 A, Ref. RB	5.00%	06/01/2043	600	723,870
California (State of) Municipal Finance Authority (Waste Management, Inc.); Series 2019 A, RB(c)(i)	2.40%	10/01/2029	8,000	8,815,528
California (State of) Municipal Finance Authority (William Jessup University); Series 2019, Ref. RB	5.00%	08/01/2039	1,500	1,696,025
California (State of) Pollution Control Finance Authority; Series 2012, RB(h)(i)	5.00%	07/01/2037	3,000	3,170,057
California (State of) Pollution Control Financing Authority (Aemerge Redpak Services Southern California LLC);
Series 2016, RB (Acquired 01/21/2016; Cost $3,500,000)(h)(i)(j)(k)	7.00%	12/01/2027	3,500	1,750,000
Series 2017, RB (Acquired 08/15/2017; Cost $2,000,000)(h)(i)(j)(k)	8.00%	12/01/2027	2,000	600,000
California (State of) Pollution Control Financing Authority (CalPlant I) (Green Bonds);
Series 2017, RB(h)(i)(j)	7.50%	07/01/2032	1,425	926,250
Series 2017, RB(h)(i)(j)	8.00%	07/01/2039	1,900	1,235,000
Series 2020, RB(h)(i)	7.50%	07/01/2032	420	391,922
California (State of) Pollution Control Financing Authority (San Diego County Water Authority); Series 2019, Ref. RB(h)	5.00%	11/21/2045	3,500	4,191,556
California (State of) Pollution Control Financing Authority (Waste Management, Inc.); Series 2015 B-1, Ref. RB(i)	3.00%	11/01/2025	1,500	1,669,060
California (State of) Public Finance Authority (California Crosspoint Academy); Series 2020 A, RB(h)	5.13%	07/01/2055	5,000	5,340,533
California (State of) Public Finance Authority (Crossroads Christian Schools); Series 2020, RB(h)	5.00%	01/01/2056	1,000	1,040,595
See accompanying notes which are an integral part of this schedule.
Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Public Finance Authority (Enso Village); Series 2021 B-3, RB(h)	2.13%	11/15/2027	$ 2,000	$ 2,016,469
California (State of) Public Finance Authority (Enso Village) (Green Bonds);
Series 2021, RB(h)	5.00%	11/15/2046	1,000	1,118,161
Series 2021, RB(h)	5.00%	11/15/2051	500	557,139
California (State of) Public Finance Authority (Green Bonds) (Enso Village); Series 2021, RB(h)	2.38%	11/15/2028	2,000	2,016,417
California (State of) Public Finance Authority (Henry Mayo Newhall Hospital);
Series 2017, Ref. RB	5.00%	10/15/2037	1,000	1,163,923
Series 2017, Ref. RB	5.00%	10/15/2047	1,000	1,145,243
California (State of) Public Finance Authority (LaVerne Elementary Preparatory Academy); Series 2019 A, RB(h)	5.00%	06/15/2049	1,400	1,445,641
California (State of) Public Finance Authority (Trinity Classical Academy);
Series 2019 A, RB(h)	5.00%	07/01/2036	400	430,531
Series 2019 A, RB(h)	5.00%	07/01/2044	630	665,096
Series 2019 A, RB(h)	5.00%	07/01/2054	1,600	1,673,625
California (State of) Public Works Board;
Series 2011 D, RB(b)	5.00%	12/01/2031	1,250	1,280,185
Series 2016 D, Ref. RB	4.00%	04/01/2033	11,905	13,857,922
Series 2021 B, RB	4.00%	05/01/2046	5,400	6,521,014
California (State of) Public Works Board (Department of Corrections & Rehabilitation); Series 2011 C, RB(b)	5.75%	10/01/2031	2,000	2,037,062
California (State of) Public Works Board (Various Capital); Series 2011 A, RB(b)	5.13%	10/01/2031	2,000	2,032,933
California (State of) Public Works Board (Various Correctional Facilities); Series 2014 A, RB	5.00%	09/01/2039	3,000	3,410,957
California (State of) School Finance Authority (Alliance for College-Ready Public Schools);
Series 2013 A, RB	6.30%	07/01/2043	840	917,892
Series 2015, RB(h)	5.00%	07/01/2045	1,265	1,422,912
California (State of) School Finance Authority (Aspire Public School);
Series 2016, Ref. RB(b)(c)(h)	5.00%	08/01/2025	65	77,156
Series 2016, Ref. RB(h)	5.00%	08/01/2046	685	769,685
California (State of) School Finance Authority (Aspire Public Schools); Series 2015 A, Ref. RB(h)	5.00%	08/01/2045	1,000	1,137,567
California (State of) School Finance Authority (Escuela Popular); Series 2017, RB(h)	6.25%	07/01/2037	1,250	1,420,641
California (State of) School Finance Authority (Granada Hills Charter Obligated Group); Series 2019, RB(h)	5.00%	07/01/2043	2,000	2,268,627
California (State of) School Finance Authority (Green Dot Public Schools);
Series 2015 A, RB(h)	5.00%	08/01/2045	1,500	1,674,224
Series 2018 A, RB(h)	5.00%	08/01/2038	1,000	1,200,751
California (State of) School Finance Authority (KIPP LA);
Series 2015 A, RB(h)	5.00%	07/01/2045	500	561,158
Series 2017 A, RB(h)	5.00%	07/01/2037	590	701,068
Series 2017 A, RB(h)	5.00%	07/01/2047	1,240	1,453,545
California (State of) School Finance Authority (Kipp Socal Public Schools); Series 2019 A, RB(h)	5.00%	07/01/2049	1,700	2,078,777
California (State of) School Finance Authority (New Designs Charter School); Series 2012 A, RB	5.25%	06/01/2032	1,550	1,595,445
California (State of) Statewide Communities Development Authority;
Series 1993 B, Ref. RB	7.00%	07/01/2022	5	5,012
Series 2003, RB(f)(i)	0.00%	09/01/2028	100	59,068
Series 2003, RB(f)(i)	0.00%	09/01/2034	100	36,110
Series 2017, RB	5.00%	09/02/2037	1,140	1,333,332
Series 2017, RB	5.00%	09/02/2046	1,265	1,459,659
Series 2020 B, RB	4.00%	09/02/2050	880	987,825
Series 2020, RB	4.00%	09/01/2040	400	452,785
Series 2020, RB	4.00%	09/01/2050	2,340	2,612,321
Series 2020, RB	4.00%	09/01/2050	2,465	2,760,483
Series 2020, RB	4.00%	09/01/2050	1,500	1,681,121
Series 2020, RB	4.00%	09/01/2050	1,415	1,615,939
Series 2020, RB(h)	7.25%	09/01/2050	4,255	4,650,755
Series 2021 A, RB	4.00%	09/02/2051	2,000	2,201,524
California (State of) Statewide Communities Development Authority (Adventist Health System);
Series 2015, Ref. RB	5.00%	03/01/2033	775	917,873
Series 2015, Ref. RB	5.00%	03/01/2045	2,315	2,712,361
California (State of) Statewide Communities Development Authority (Alliance for College-Ready Public Schools - 47th and Main); Series 2012 A, RB	6.38%	07/01/2047	2,000	2,007,631
See accompanying notes which are an integral part of this schedule.
Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Statewide Communities Development Authority (Alliance for College-Ready Public Schools); Series 2012, RB	6.10%	07/01/2032	$ 820	$ 823,231
California (State of) Statewide Communities Development Authority (California Baptist University);
Series 2014 A, RB	5.13%	11/01/2023	440	466,126
Series 2017 A, Ref. RB(h)	5.00%	11/01/2041	875	1,023,648
California (State of) Statewide Communities Development Authority (Community Facilities District No. 2002-1); Series 2002-1, RB(i)	6.75%	09/01/2037	50	50,069
California (State of) Statewide Communities Development Authority (Community Facilities District No. 2007-01); Series 2015, Ref. RB	5.00%	09/01/2037	2,660	2,991,325
California (State of) Statewide Communities Development Authority (Community Facilities District No. 97-1); Series 1997, RB(f)	0.00%	09/01/2022	25	23,723
California (State of) Statewide Communities Development Authority (Front Porch Communities & Services); Series 2017, Ref. RB	5.00%	04/01/2047	3,390	3,885,383
California (State of) Statewide Communities Development Authority (Henry Mayo Newhall Memorial Hospital); Series 2014 A, RB(b)(c)	5.25%	10/04/2024	600	694,878
California (State of) Statewide Communities Development Authority (Heritage Park at Cathedral City Apartments); Series 2002 NN-1, RB (INS - AMBAC)(a)(i)	5.20%	06/01/2036	2,505	2,510,548
California (State of) Statewide Communities Development Authority (Huntington Memorial Hospital); Series 2014 B, Ref. RB	5.00%	07/01/2044	750	827,717
California (State of) Statewide Communities Development Authority (Improvement Area No. 1);
Series 2021, RB	4.00%	09/01/2041	500	574,491
Series 2021, RB	4.00%	09/01/2051	970	1,097,177
California (State of) Statewide Communities Development Authority (John Muir Health); Series 2016 A, Ref. RB	5.00%	08/15/2051	3,000	3,570,245
California (State of) Statewide Communities Development Authority (Lancer Educational Student Housing);
Series 2016, Ref. RB(h)	5.00%	06/01/2046	1,000	1,127,780
Series 2019, RB(h)	5.00%	06/01/2034	375	457,761
Series 2019, RB(h)	5.00%	06/01/2039	100	120,593
Series 2019, RB(h)	5.00%	06/01/2051	295	349,331
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center);
Series 2014, RB	5.50%	12/01/2054	1,500	1,705,275
Series 2016 A, RB(h)	5.25%	12/01/2056	830	936,769
Series 2018 A, RB(h)	5.50%	12/01/2058	5,000	5,941,227
California (State of) Statewide Communities Development Authority (Methodist Hospital of Southern California);
Series 2018, RB	5.00%	01/01/2043	1,000	1,186,286
Series 2018; RB	5.00%	01/01/2048	495	583,603
California (State of) Statewide Communities Development Authority (NCCD-Hooper Street LLC-California College of the Arts);
Series 2019, RB(h)	5.25%	07/01/2039	1,640	1,804,072
Series 2019, RB(h)	5.25%	07/01/2049	3,375	3,651,624
California (State of) Statewide Communities Development Authority (Pacific Highlands Ranch); Series 2019, RB	5.00%	09/02/2049	650	779,952
California (State of) Statewide Communities Development Authority (Sand Creek);
Series 2021, RB	4.00%	09/01/2041	550	635,734
Series 2021, RB	4.00%	09/01/2051	1,125	1,288,892
California (State of) Statewide Communities Development Authority (Statewide Community Infrastructure Program);
Series 2019 B, RB	5.00%	09/02/2049	1,500	1,794,912
Series 2019 C, RB	5.00%	09/02/2049	700	837,626
California (State of) Statewide Communities Development Authority (Terraces at San Joaquin Garden); Series 2012, RB(b)(c)	5.63%	10/01/2022	1,000	1,072,466
California (State of) Statewide Communities Development Authority (Total Road Improvement Program); Series 2012 A, COP(b)(c)	6.00%	06/01/2022	2,845	3,009,896
California (State of) Statewide Communities Development Authority (University of California - Irvine East Campus Apartments - CHF-Irvine, LLC);
Series 2012, Ref. RB	5.38%	05/15/2038	2,000	2,006,563
Series 2016, Ref. RB	5.00%	05/15/2040	1,200	1,392,280
California (State of) Statewide Communities Development Authority (Yucaipa Valley Water Reservoir); Series 2014, RB	6.00%	09/02/2044	2,815	2,962,243
See accompanying notes which are an integral part of this schedule.
Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Statewide Financing Authority (Pooled Tobacco Securitization Program);
Series 2002 A, RB	6.00%	05/01/2037	$ 8,625	$ 8,659,078
Series 2002 B, RB	6.00%	05/01/2037	1,045	1,049,129
Series 2002 B, RB	6.00%	05/01/2043	705	711,206
Series 2002, RB	6.00%	05/01/2043	45	45,396
Series 2006 A, RB(f)	0.00%	06/01/2046	8,000	1,718,477
California Infrastructure & Economic Development Bank (Academy Motion Picture Arts & Sciences Obligated Group);
Series 2015 A, Ref. RB	5.00%	11/01/2041	6,265	6,919,892
Series 2015, Ref. RB	5.00%	11/01/2035	1,000	1,108,357
California State University; Series 2012 A, RB(b)(c)(e)	5.00%	11/01/2022	6,750	7,220,187
Calimesa (City of), CA Community Facilities District No. 2018-1 (Summerwind Trails);
Series 2020, RB	4.00%	09/01/2045	605	677,430
Series 2020, RB	4.00%	09/01/2050	575	641,951
Carlsbad (City of), CA (Assessment District No. 96-1); Series 1998, RB	5.50%	09/02/2028	20	20,219
Carson (City of), CA Public Financing Authority; Series 2019, RB	5.00%	09/02/2030	545	705,568
Central Basin Municipal Water District; Series 2018 A, Ref. RB	5.00%	08/01/2044	3,035	3,346,566
Cerritos Community College District (Election of 2012); Series 2018 B, GO Bonds	4.00%	08/01/2043	1,870	2,171,238
Chino (City of), CA Public Financing Authority;
Series 2015 A, Ref. RB (INS - AGM)(a)	5.00%	09/01/2034	1,100	1,292,728
Series 2015 A, Ref. RB (INS - AGM)(a)	5.00%	09/01/2035	865	1,014,970
Chino Community Facilities District;
Series 2020, RB	4.00%	09/01/2040	170	190,507
Series 2020, RB	4.00%	09/01/2051	705	780,918
Chino Valley Unified School District;
Series 2020 B, GO Bonds	4.00%	08/01/2045	3,000	3,568,244
Series 2020 B, GO Bonds	5.00%	08/01/2055	10,995	14,128,707
Chula Vista (City of), CA Community Facilities District;
Series 2021, RB	4.00%	09/01/2041	250	280,706
Series 2021, RB	4.00%	09/01/2046	620	690,981
Series 2021, RB	4.00%	09/01/2051	730	811,315
Clovis (City of), CA;
Series 2015, Ref. RB (INS - AGM)(a)	5.25%	08/01/2030	1,060	1,260,103
Series 2015, Ref. RB (INS - AGM)(a)	5.25%	08/01/2031	500	593,708
Clovis (City of), CA Public Financing Authority; Series 2008 A, RB (INS - NATL)(a)	4.63%	08/01/2029	35	35,105
Clovis Unified School District (Election of 2004); Series 2004 A, GO Bonds (INS - NATL)(a)(f)	0.00%	08/01/2029	735	659,719
Coachella (City of), CA (Community Facilities District No. 2018-1);
Series 2018, RB(h)	5.00%	09/01/2030	585	679,685
Series 2018, RB(h)	5.00%	09/01/2038	1,090	1,245,622
Series 2018, RB(h)	5.00%	09/01/2048	2,015	2,291,822
Series 2018, RB(h)	5.00%	09/01/2053	1,525	1,727,585
Compton (City of), CA Public Finance Authority; Series 2008, Ref. RB (INS - AMBAC)(a)	5.25%	09/01/2027	1,000	1,002,526
Compton Unified School District;
Series 2019 B, GO Bonds (INS - BAM)(a)(f)	0.00%	06/01/2035	1,300	903,284
Series 2019 B, GO Bonds (INS - BAM)(a)(f)	0.00%	06/01/2041	6,250	3,441,816
Series 2019 B, GO Bonds (INS - BAM)(a)(f)	0.00%	06/01/2042	4,335	2,292,009
Series 2019 B, GO Bonds (INS - BAM)(a)	4.00%	06/01/2049	14,140	16,109,207
Corona Community Facilities District (Bedford Improvement Area No. 1);
Series 2020, RB	4.00%	09/01/2040	285	321,524
Series 2020, RB	4.00%	09/01/2045	460	515,071
Series 2020, RB	4.00%	09/01/2050	1,035	1,152,299
Corona-Norco Unified School District (Community Facilities District No. 17-1); Series 2020, RB	4.00%	09/01/2050	350	392,718
CSCDA Community Improvement Authority; Series 2021, RB(h)	4.00%	08/01/2056	1,000	1,088,461
CSCDA Community Improvement Authority (Renaissance at City Center); Series 2020 A, RB(h)	5.00%	07/01/2051	3,250	3,811,321
CSCDA Community Improvement Authority (Social Bonds); Series 2021 A-2, RB(h)	4.00%	09/01/2056	2,500	2,752,910
Daly City (City of), CA Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition);
Series 2007 A, Ref. RB	5.00%	12/15/2037	50	50,049
Series 2007 C, Ref. RB	6.50%	12/15/2047	895	896,453
Dehesa School District; Series 2014 A, GO Bonds	5.50%	06/01/2044	1,220	1,352,989
See accompanying notes which are an integral part of this schedule.
Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Dixon (City of), CA Improvement Area No. 1 (Community Facilities District No. 2019-1);
Series 2020, RB	4.00%	09/01/2036	$ 200	$ 229,921
Series 2020, RB	4.00%	09/01/2040	400	456,704
Series 2020, RB	4.00%	09/01/2050	1,000	1,126,900
Eastern Municipal Water District (Community Facilities District No. 2016-75);
Series 2021, RB	4.00%	09/01/2030	75	86,643
Series 2021, RB	4.00%	09/01/2050	385	429,350
El Dorado Irrigation District; Series 2020 A, COP	4.00%	03/01/2050	15,330	17,966,300
El Segundo Unified School District (Election of 2008); Series 2009 A, GO Bonds(f)	0.00%	08/01/2033	4,430	3,532,492
Emeryville (City of), CA Public Financing Authority (Alameda County);
Series 2014 A, Ref. RB (INS - AGM)(a)	5.00%	09/01/2032	445	501,715
Series 2014 A, Ref. RB (INS - AGM)(a)	5.00%	09/01/2033	385	434,166
Series 2014 A, Ref. RB (INS - AGM)(a)	5.00%	09/01/2034	500	564,100
Escondido Union School District (Election of 2014); Series 2018 B, GO Bonds	4.00%	08/01/2047	1,690	1,923,882
Etiwanda School District; Series 2020 A, GO Bonds	4.00%	08/01/2049	4,000	4,623,795
Etiwanda School District Community Facilities District No. 2018-1 (Day Creek Square Public Facilities);
Series 2020, RB	4.00%	09/01/2045	510	574,891
Series 2020, RB	4.00%	09/01/2050	705	791,046
Fairfield (City of), CA Community Facilities District No. 2007-1 (Fairfield Commons); Series 2008, RB	6.88%	09/01/2038	865	878,590
Fontana (City of), CA (Community Facilities District No. 80); Series 2017, RB	5.00%	09/01/2046	1,000	1,167,744
Fontana (City of), CA (The Meadows);
Series 2020, RB	4.00%	09/01/2045	530	596,769
Series 2020, RB	4.00%	09/01/2050	635	712,105
Foothill-Eastern Transportation Corridor Agency; Series 2015, Ref. RB (INS - AGM)(a)(f)	0.00%	01/15/2035	2,745	2,022,024
Fremont Community Facilities District No. 1 (Pacific Commons); Series 2015, Ref. RB	5.00%	09/01/2035	815	922,413
Fullerton (City of), CA Community Facilities District No. 1 (Amerige Heights);
Series 2012, Ref. RB	5.00%	09/01/2026	1,960	2,074,990
Series 2012, Ref. RB	5.00%	09/01/2032	1,090	1,153,242
Gilroy Unified School District (Election of 2008);
Series 2009 A, GO Bonds(b)(f)	0.00%	08/01/2029	615	560,039
Series 2009 A, GO Bonds (INS - AGC)(a)(f)	0.00%	08/01/2029	4,735	4,215,705
Series 2009 A, GO Bonds(b)(f)	0.00%	08/01/2031	2,235	1,955,251
Series 2009 A, GO Bonds (INS - AGC)(a)(f)	0.00%	08/01/2031	1,415	1,194,008
Glendale Community College District; Series 2020 B, GO Bonds	4.00%	08/01/2050	9,600	11,239,446
Glendora (City of), CA Public Finance Authority; Series 2003 A, RB (INS - NATL)(a)	5.00%	09/01/2024	1,800	1,805,789
Golden State Tobacco Securitization Corp.;
Series 2007 A-2, RB	5.30%	06/01/2037	3,495	3,643,255
Series 2013 A, RB	5.00%	06/01/2030	2,000	2,175,689
Series 2015 A, Ref. RB	5.00%	06/01/2045	1,165	1,355,567
Series 2015, Ref. RB(b)(c)	5.00%	06/01/2025	1,760	2,077,650
Series 2015, Ref. RB	5.00%	06/01/2040	1,435	1,671,558
Series 2017 A-1, Ref. RB	5.00%	06/01/2029	1,000	1,223,178
Series 2018 A-1, Ref. RB	5.00%	06/01/2047	10,240	10,604,832
Series 2018 A-2, Ref. RB	5.00%	06/01/2047	10,000	10,356,281
Hollister (City of), CA Redevelopment Agency Successor Agency;
Series 2014, Ref. RB (INS - BAM)(a)	5.00%	10/01/2030	1,600	1,817,533
Series 2014, Ref. RB (INS - BAM)(a)	5.00%	10/01/2032	1,305	1,481,335
Hollister Joint Powers Financing Authority; Series 2016, Ref. RB (INS - AGM)(a)	5.00%	06/01/2036	1,270	1,521,483
Hollister School District (Election of 2016); Series 2019 B, GO Bonds	4.00%	09/01/2046	3,675	4,117,428
Imperial (County of), CA (Community Facilities District No. 2004-2 - Improvement Area No. 1); Series 2007, RB	5.90%	09/01/2037	1,430	1,445,236
Independent Cities Finance Authority (Hacienda Valley Estates); Series 2014, Ref. RB	5.00%	11/15/2034	885	983,993
Independent Cities Finance Authority (Rancho del Sol and Grandview East); Series 2012, Ref. RB	5.50%	05/15/2047	1,000	1,032,876
Independent Cities Finance Authority (Union City Tropics); Series 2019, Ref. RB	5.00%	05/15/2048	1,000	1,221,197
Inglewood (City of), CA Redevelopment Agency (Merged Redevelopment); Series 1998 A, Ref. RB (INS - AMBAC)(a)	5.25%	05/01/2023	255	274,574
See accompanying notes which are an integral part of this schedule.
Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Inglewood Unified School District;
Series 2019 C, GO Bonds (INS - BAM)(a)	4.00%	08/01/2038	$ 550	$ 623,718
Series 2019 C, GO Bonds (INS - BAM)(a)	4.00%	08/01/2039	690	781,114
Inland Empire Tobacco Securitization Corp.;
Series 2007 C-1, RB(f)	0.00%	06/01/2036	8,000	3,011,455
Series 2007 C-2, RB(f)	0.00%	06/01/2047	14,000	2,493,386
Irvine (City of), CA Community Facilities District No. 2013-3 (Great Park Improvement Area No. 1);
Series 2014, RB	5.00%	09/01/2044	445	496,623
Series 2014, RB	5.00%	09/01/2049	445	495,185
Irvine Ranch Water District; Series 2016, RB(d)(e)	5.25%	02/01/2046	4,305	5,258,936
Irvine Unified School District (Community Facilities District No. 01-1); Series 2015, Ref. RB (INS - BAM)(a)	5.00%	09/01/2038	3,500	4,011,802
Irvine Unified School District (Community Facilities District No. 09-1);
Series 2017 B, RB	5.00%	09/01/2047	500	595,376
Series 2018 A, Ref. RB	5.00%	09/01/2045	1,000	1,194,486
Series 2019 A, RB (INS - BAM)(a)	4.00%	09/01/2044	3,600	4,229,484
Jurupa Community Services District; Series 2021 A, RB	4.00%	09/01/2050	710	796,212
Lake Elsinore (City of), CA;
Series 2019, RB	5.00%	09/01/2050	1,000	1,183,640
Series 2021, RB	4.00%	09/01/2041	350	394,242
Series 2021, RB	4.00%	09/01/2046	450	502,597
Series 2021, RB	4.00%	09/01/2046	290	324,925
Series 2021, RB	4.00%	09/01/2051	700	780,333
Series 2021, RB	4.00%	09/01/2051	310	346,454
Lake Elsinore (City of), CA Public Financing Authority (Canyon Hills IA C);
Series 2012 C, RB(b)(c)	5.00%	09/01/2022	630	667,894
Series 2012 C, RB(b)(c)	5.00%	09/01/2022	335	355,150
Lake Elsinore (City of), CA Public Financing Authority (Villages at Wasson Canyon); Series 2012 A, RB(b)(c)	5.25%	09/01/2022	1,175	1,249,333
Lake Elsinore Unified School District Community Facilities District; Series 2021, RB	4.00%	09/01/2045	380	426,416
Lake Elsinore Unified School District Community Facilities District No. 2006-2 (Improvement Area No. C); Series 2020, RB	4.00%	09/01/2050	4,015	4,515,096
Lake Elsniore (City of), CA Community Facilities District No. 2006-1 (Improvement Area II);
Series 2020, RB	4.00%	09/01/2040	760	853,580
Series 2020, RB	4.00%	09/01/2045	835	930,288
Lammersville Joint Unified School District;
Series 2020, RB	4.00%	09/01/2039	250	283,241
Series 2020, RB	4.00%	09/01/2045	310	347,113
Series 2020, RB	4.00%	09/01/2045	500	559,547
Series 2020, RB	4.00%	09/01/2049	730	814,756
Series 2020, RB	4.00%	09/01/2050	1,000	1,117,059
Lammersville Unified School District (Lammersville School District Community Facilities District No. 2002 - Mountain House);
Series 2012, Ref. RB	5.00%	09/01/2025	420	441,001
Series 2012, Ref. RB	5.10%	09/01/2026	375	393,553
Series 2012, Ref. RB	5.15%	09/01/2027	885	928,011
Series 2012, Ref. RB	5.20%	09/01/2028	1,000	1,047,688
Series 2012, Ref. RB	5.25%	09/01/2029	500	523,597
Series 2012, Ref. RB	5.30%	09/01/2030	500	523,597
Series 2012, Ref. RB	5.38%	09/01/2032	1,000	1,046,015
Lathrop (City of), CA (Community Facilities District No. 03-2); Series 2003, RB	7.00%	09/01/2033	3,425	3,438,113
Lennox School District; Series 2014, COP (INS - BAM)(a)	5.00%	10/01/2034	1,000	1,046,993
Lincoln (City of), CA Community Facilities District No. 2006-1 (Improvement Area No. 1);
Series 2021, Ref. RB	4.00%	09/01/2030	155	180,978
Series 2021, Ref. RB	4.00%	09/01/2034	210	241,202
Series 2021, Ref. RB	4.00%	09/01/2038	270	307,285
Series 2021, Ref. RB	4.00%	09/01/2043	320	361,481
See accompanying notes which are an integral part of this schedule.
Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Long Beach (City of), CA;
Series 2010 A, RB	5.00%	06/01/2040	$ 2,500	$ 2,508,412
Series 2015, RB	5.00%	05/15/2045	2,370	2,620,870
Series 2017 A, RB(i)	5.00%	05/15/2037	1,300	1,572,103
Series 2017 A, RB(i)	5.00%	05/15/2040	14,670	17,657,377
Long Beach (City of), CA (Green Bonds); Series 2017 B, RB(i)	5.00%	05/15/2043	8,210	9,831,209
Long Beach (City of), CA Bond Finance Authority;
Series 2007 A, RB	5.50%	11/15/2028	50	64,973
Series 2007 A, RB	5.50%	11/15/2037	1,000	1,501,686
Long Beach (City of), CA Bond Finance Authority (Aquarium of the Pacific); Series 2012, Ref. RB	5.00%	11/01/2029	2,000	2,034,827
Long Beach (City of), CA Bond Finance Authority (Natural Gas Purchase); Series 2007 A, RB	5.50%	11/15/2032	2,665	3,718,286
Long Beach Unified School District; Series 2017 A, GO Bonds	5.00%	08/01/2036	8,175	9,842,151
Los Alamitos Unified School District;
Series 2012, COP(l)	5.95%	08/01/2034	1,200	1,377,859
Series 2013, GO Bonds(l)	6.01%	08/01/2040	1,660	1,825,818
Los Angeles (City of), CA Community Facilities District No. 4 (Playa Vista - Phase 1); Series 2014, Ref. RB	5.00%	09/01/2031	590	670,061
Los Angeles (City of), CA Department of Airports;
Series 2015 A, RB(i)	5.00%	05/15/2033	4,365	5,057,592
Series 2015 A, RB(i)	5.00%	05/15/2034	5,795	6,714,490
Series 2018 B, Ref. RB(i)	5.00%	05/15/2032	3,500	4,411,714
Series 2018 B, Ref. RB(e)(i)	5.00%	05/15/2033	15,145	19,086,501
Series 2018 B, Ref. RB(e)(i)	5.00%	05/15/2034	12,000	15,122,800
Series 2018 C, RB(i)	5.00%	05/15/2038	2,500	3,098,139
Series 2021 A, Ref. RB(i)	5.00%	05/15/2046	19,950	25,545,363
Series 2021 A, Ref. RB(i)	5.00%	05/15/2051	10,000	12,720,523
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport);
Series 2013, RB(i)	5.00%	05/15/2043	3,000	3,261,805
Series 2019, RB(i)	5.00%	05/15/2049	24,745	30,637,742
Los Angeles (City of), CA Department of Water & Power;
Series 2017 A, Ref. RB	5.00%	07/01/2041	8,250	10,107,673
Series 2017 C, RB	5.00%	07/01/2042	15,525	19,258,020
Series 2017 C, RB(e)	5.00%	07/01/2047	16,500	20,428,374
Los Angeles (City of), CA Harbor Department; Series 2014 A, Ref. RB(i)	5.00%	08/01/2036	1,000	1,119,292
Los Angeles (City of), CA Port; Series 2011 B, Ref. RB	5.00%	08/01/2025	1,125	1,133,808
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds); Series 2019 A, RB	5.00%	07/01/2044	7,000	8,788,809
Los Angeles Community College District (Election of 2008); Series 2013 F, GO Bonds(b)(c)	4.00%	08/01/2023	10,000	10,842,783
Los Angeles County Schools Regionalized Business Services Corp. (Los Angeles County Schools Pooled Financing Program); Series 1999 A, COP (INS - AMBAC)(a)(f)	0.00%	08/01/2024	1,265	1,225,970
Los Angeles Unified School District (Election of 2008); Series 2016 A, GO Bonds(b)	5.00%	07/01/2021	1,280	1,285,060
Lynwood (City of), CA Public Financing Authority (Measure M); Series 2019 A, RB (INS - AGM)(a)	5.25%	06/01/2048	3,185	3,857,640
Madera (County of), CA (Valley Children’s Hospital); Series 1995, COP (INS - NATL)(a)	5.75%	03/15/2028	85	85,293
Madera (County of), CA Community Facilities District No. 2017-1 (Tesoro Viejo);
Series 2020, RB	4.00%	09/01/2045	2,060	2,283,612
Series 2020, RB	4.00%	09/01/2051	3,560	3,936,780
Madera Unified School District; Series 2019, GO Bonds	4.00%	08/01/2044	8,945	10,180,949
Manteca Unified School District;
Series 2017 B, GO Bonds	4.00%	08/01/2042	9,325	10,730,188
Series 2020 C, GO Bonds	4.00%	08/01/2045	2,750	3,206,484
Marina (City of), CA Redevelopment Agency Successor Agency;
Series 2018 B, RB	5.00%	09/01/2038	250	286,801
Series 2020 A, RB	4.00%	09/01/2040	700	769,341
Series 2020 B, RB	4.00%	09/01/2040	700	768,436
Maywood (City of), CA Public Financing Authority (Infrastructure Refinancing); Series 2008 A, Ref. RB	7.00%	09/01/2038	50	50,035
McFarland Unified School District (Election of 2012); Series 2014 A, GO Bonds(b)(c)	5.50%	11/01/2024	1,750	2,064,742
Mendota (City of), CA Joint Powers Financing Authority; Series 2005, RB	5.15%	07/01/2035	1,375	1,377,077
See accompanying notes which are an integral part of this schedule.
Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Menifee Union School District;
Series 2019, RB	5.00%	09/01/2044	$ 1,500	$ 1,783,011
Series 2020 C, GO Bonds (INS - AGM)(a)	3.00%	08/01/2040	1,500	1,645,164
Series 2020 C, GO Bonds (INS - AGM)(a)	3.00%	08/01/2045	2,200	2,371,229
Menifee Union School District (Community Facilities District No. 2006-2); Series 2020, Ref. RB	4.00%	09/01/2045	705	791,605
Menifee Union School District (Community Facilities District No. 2011-1 - Improvement Area No. 3);
Series 2018, RB	5.00%	09/01/2043	1,000	1,151,495
Series 2018, RB	5.00%	09/01/2048	1,500	1,719,327
Menifee Union School District (Election of 2008); Series 2009 C, GO Bonds (INS - AGC)(a)(f)	0.00%	08/01/2035	940	698,086
Menifee Union School District Public Financing Authority; Series 2017 A, RB (INS - NATL)(a)	5.00%	09/01/2033	1,000	1,176,327
Merced City School District (Election of 2014); Series 2018, GO Bonds	5.00%	08/01/2048	3,020	3,722,994
Moorpark Unified School District (Election of 2008); Series 2009 A, GO Bonds (INS - AGC)(a)(f)	0.00%	08/01/2031	840	694,671
Moreno Valley Unified School District (Community Facilities District No. 2004-4); Series 2015, RB	5.00%	09/01/2045	2,050	2,302,322
Moreno Valley Unified School District (Community Facilities District No. 2015-2);
Series 2019, RB	5.00%	09/01/2044	435	493,963
Series 2019, RB	5.00%	09/01/2048	485	549,289
Mountain House Public Financing Authority (Green Bonds);
Series 2020 A, RB (INS - BAM)(a)	4.00%	12/01/2045	2,825	3,267,051
Series 2020 A, RB (INS - BAM)(a)	4.00%	12/01/2050	6,000	6,898,838
Series 2020 A, RB (INS - BAM)(a)	4.00%	12/01/2055	6,500	7,443,285
Series 2020 B, RB (INS - BAM)(a)	4.00%	12/01/2040	1,940	2,261,591
Series 2020 B, RB (INS - BAM)(a)	4.00%	12/01/2043	2,800	3,239,214
Mountain View Shoreline Regional Park Community; Series 2018 A, RB (INS - AGM)(a)	5.00%	08/01/2048	2,000	2,450,361
M-S-R Public Power Agency; Series 1991 E, RB(b)	6.00%	07/01/2022	40	41,369
Mt. San Antonio Community College District (Election of 2008); Series 2013 A, GO Bonds(l)	6.25%	08/01/2043	2,035	2,310,258
Murrieta (City of), CA (Community Facilities District No. 2005-5); Series 2017, RB	5.00%	09/01/2042	655	766,539
National (City of), CA Community Development Commission (National City Redevelopment); Series 2011, RB(b)(c)	7.00%	08/01/2021	1,500	1,517,060
Norco (City of), CA Community Redevelopment Agency Successor Agency (Project Area No. 1); Series 2014, Ref. RB (INS - BAM)(a)	5.00%	03/01/2030	1,500	1,670,705
Northern California Energy Authority; Series 2018 A, RB(c)	4.00%	07/01/2024	10,000	11,033,374
Northern California Tobacco Securitization Authority; Series 2021 A, Ref. RB	4.00%	06/01/2049	3,755	4,431,573
Northern Humboldt Union High School District (Election of 2010);
Series 2011 A, GO Bonds(b)(c)	6.50%	08/01/2021	1,250	1,263,168
Series 2015 C, GO Bonds(b)(c)	5.00%	08/01/2025	4,115	4,903,383
Northern Inyo (County of), CA Local Hospital District; Series 2010, RB	6.38%	12/01/2025	2,000	2,005,233
Oak Grove School District (Election of 2008);
Series 2018 E, Ref. GO Bonds(l)	5.00%	08/01/2038	8,680	5,726,344
Series 2018 E, Ref. GO Bonds(l)	5.00%	08/01/2042	5,755	3,697,539
Oakland Unified School District (County of Alameda); Series 2015 A, GO Bonds	5.00%	08/01/2040	1,070	1,253,814
Oceanside Unified School District (Election of 2008); Series 2019 E, GO Bonds	4.00%	08/01/2048	2,500	2,834,531
Ontario (City of), CA; Series 2021, RB	4.00%	09/01/2051	500	559,862
Ontario (City of), CA Community Facilities District No. 25 (Park Place Facilities Phase II); Series 2019, RB	5.00%	09/01/2049	1,000	1,137,934
Ontario (City of), CA Community Facilities District No. 40 (Emerald Park Facilities); Series 2020, RB	4.00%	09/01/2050	780	885,023
Ontario (City of), CA Community Facilities District No. 43 (Park Place Facilities Phase IV); Series 2020, RB	4.00%	09/01/2050	1,000	1,125,184
Ontario (City of), CA Community Facilities District No. 45;
Series 2020, RB	4.00%	09/01/2043	280	316,649
Series 2020, RB	4.00%	09/01/2051	1,110	1,244,689
Orange (County of), CA (Community Facilities District No. 2016-1); Series 2016 A, RB	5.00%	08/15/2031	1,350	1,587,875
Orange (County of), CA Community Facilities District (Village of Esencia);
Series 2020, RB	4.00%	08/15/2045	845	957,972
Series 2020, RB	4.00%	08/15/2050	700	790,943
Orange (County of), CA Community Facilities District No. 2015-1 (Esencia Village);
Series 2015 A, RB	5.00%	08/15/2035	125	142,351
Series 2015 A, RB	5.25%	08/15/2045	1,810	2,061,317
See accompanying notes which are an integral part of this schedule.
Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Orange (County of), CA Community Facilities District No. 2016-1 (Esencia Village); Series 2016 A, RB	5.00%	08/15/2046	$ 2,000	$ 2,295,233
Orange (County of), CA Local Transportation Authority; Series 2019, RB	5.00%	02/15/2041	14,055	17,847,830
Oxnard (City of), CA Financing Authority;
Series 2014, Ref. RB (INS - AGM)(a)	5.00%	06/01/2032	1,250	1,409,549
Series 2014, Ref. RB (INS - AGM)(a)	5.00%	06/01/2033	1,500	1,690,823
Series 2014, Ref. RB (INS - AGM)(a)	5.00%	06/01/2034	850	957,591
Palm Desert (City of), CA Financing Authority (Project Area No. 2); Series 2003, RB (INS - NATL)(a)	5.00%	08/01/2033	40	40,237
Palm Springs (City of), CA Community Redevelopment Agency Successor Agency; Series 2014, Ref. RB (INS - AGM)(a)	5.00%	09/01/2032	445	503,701
Palmdale (City of), CA (Community Facilities District No. 05-1);
Series 2005, Ref. RB	6.25%	09/01/2035	4,160	4,190,660
Series 2007 A, Ref. RB	6.13%	09/01/2037	5,145	5,180,119
Palomar Community College District; Series 2010, GO Bonds(l)	6.38%	08/01/2045	3,330	3,682,643
Palomar Health; Series 2017, Ref. RB	5.00%	11/01/2042	4,835	5,620,763
Perris Elementary School District (Election of 2014);
Series 2014 A, GO Bonds (INS - BAM)(a)	6.00%	08/01/2029	235	275,090
Series 2014 A, GO Bonds (INS - BAM)(a)	6.00%	08/01/2030	290	339,473
Perris Union High School District;
Series 2019 A, GO Bonds (INS - AGM)(a)	4.00%	09/01/2043	10,225	12,073,489
Series 2019 A, GO Bonds (INS - AGM)(a)	4.00%	09/01/2048	12,930	15,160,234
Series 2019, Ref. COP (INS - BAM)(a)	5.00%	10/01/2048	3,000	3,706,418
Piedmont Unified School District; Series 2019, GO Bonds	3.00%	08/01/2045	4,375	4,701,834
Pixley Union School District (Election of 2014); Series 2014 A, GO Bonds (INS - AGM)(a)	5.25%	08/01/2044	1,000	1,140,327
Pomona Unified School District; Series 2001 A, Ref. GO Bonds(b)(c)	6.15%	08/01/2021	50	51,994
Poway Unified School District (Del Sur East II); Series 2020, RB (INS - AGM)(a)	4.00%	09/01/2050	4,255	4,971,216
Poway Unified School District Public Financing Authority; Series 2015 B, Ref. RB (INS - BAM)(a)	5.00%	09/01/2035	1,960	2,307,902
Rancho Cordova (City of), CA;
Series 2021, RB	4.00%	09/01/2046	225	249,209
Series 2021, RB	4.00%	09/01/2050	200	221,112
Rancho Cordova (City of), CA Community Facilities District No. 2003-1 (Sunridge Anatolia); Series 2012, Ref. RB	5.00%	09/01/2027	1,000	1,053,029
Rancho Mirage Community Facilities District (Del Webb);
Series 2021, RB	4.00%	09/01/2046	380	421,622
Series 2021, RB	4.00%	09/01/2051	325	359,797
Ravenswood School District;
Series 2018, GO Bonds	5.00%	08/01/2031	500	609,583
Series 2018, GO Bonds	5.00%	08/01/2033	500	608,447
Series 2018, GO Bonds	5.00%	08/01/2035	750	910,972
Redding (City of), CA Redevelopment Agency (Canby-Hilltop-Cypress Redevelopment); Series 2003 A, RB (INS - NATL)(a)	5.00%	09/01/2023	1,400	1,404,618
Regents of the University of California;
Series 2013 AI, RB(e)	5.00%	05/15/2038	15,000	16,318,244
Series 2016 L, Ref. RB(d)(e)	5.00%	05/15/2041	3,420	4,067,687
Series 2018 O, Ref. RB	5.00%	05/15/2048	3,000	3,731,087
Series 2021 BH, Ref. RB	4.00%	05/15/2046	14,320	17,317,262
Series 2021 Q, Ref. RB	4.00%	05/15/2051	15,000	17,971,206
Rialto Unified School District;
Series 2019 A, GO Bonds (INS - BAM)(a)(f)	0.00%	08/01/2042	8,125	4,407,789
Series 2019 A, GO Bonds (INS - BAM)(a)(f)	0.00%	08/01/2043	4,500	2,345,521
Rio Hondo Community College District (Election of 2004); Series 2010 C, GO Bonds(l)	6.63%	08/01/2042	10,530	14,065,283
Riverbank (City of), CA Redevelopment Agency; Series 2007 B, RB(j)	5.00%	08/01/2032	331	297,935
Riverside (City of), CA (Community Facilities District No. 92-1); Series 2005 A, RB	5.30%	09/01/2034	1,050	1,057,219
Riverside (County of), CA Community Facilities District No. 07-2 (Clinton Keith);
Series 2015, RB	5.00%	09/01/2044	1,000	1,131,269
Series 2017, RB	5.00%	09/01/2045	535	627,617
Riverside (County of), CA Public Financing Authority (Desert Communities and Interstate 215 Corridor);
Series 2017 A, Ref. RB (INS - BAM)(a)	5.00%	10/01/2034	1,000	1,236,422
Series 2017 A, Ref. RB (INS - BAM)(a)	4.00%	10/01/2040	500	563,524
See accompanying notes which are an integral part of this schedule.
Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Riverside (County of), CA Redevelopment Successor Agency (Jurupa Valley Redevelopment);
Series 2011 B, RB(b)	6.50%	10/01/2021	$ 1,325	$ 1,352,927
Series 2011 B, RB(b)	6.75%	10/01/2021	1,200	1,226,283
Series 2011, RB(b)(c)	7.75%	10/01/2024	1,000	1,244,054
Series 2011, RB(b)(c)	8.00%	10/01/2024	1,000	1,250,428
Riverside Unified School District;
Series 2019 B, GO Bonds	3.00%	08/01/2039	4,250	4,605,218
Series 2021, RB	4.00%	09/01/2041	275	306,206
Series 2021, RB	4.00%	09/01/2050	600	665,031
Riverside Unified School District (Community Facilities District No. 32);
Series 2020, RB	4.00%	09/01/2045	290	324,718
Series 2020, RB	4.00%	09/01/2050	610	681,406
Riverside Unified School District (Election of 2016);
Series 2019 B, GO Bonds	3.00%	08/01/2038	1,740	1,888,812
Series 2019 B, GO Bonds	3.00%	08/01/2040	2,770	2,990,467
Romoland School District (Community Facilities District No. 2004-1); Series 2015, Ref. RB	5.00%	09/01/2038	1,000	1,132,759
Root Creek Water District Community Facilities District No. 2016-1 Improvement Area No. 1;
Series 2021, RB	4.00%	09/01/2041	430	489,932
Series 2021, RB	4.00%	09/01/2046	650	733,854
Series 2021, RB	4.00%	09/01/2050	465	522,041
Roseville (City of), CA (Villages at Sierra Vista Community Facilities District No. 1 - Public Facilities);
Series 2020, RB	4.00%	09/01/2039	375	419,211
Series 2020, RB	4.00%	09/01/2045	350	389,074
Series 2020, RB	4.00%	09/01/2050	475	526,483
Ross Valley School District; Series 2011 A, GO Bonds(m)	5.50%	08/01/2041	1,000	1,008,711
Sacramento (City of), CA (Convention Center Complex); Series 2018 A, RB	5.00%	06/01/2043	2,000	2,397,314
Sacramento (City of), CA (North Natomas Community Facilities District No. 4);
Series 2015, Ref. RB	5.00%	09/01/2032	1,290	1,475,610
Series 2015, Ref. RB	5.00%	09/01/2033	1,200	1,368,805
Sacramento (City of), CA Financing Authority; Series 1999 A, RB	6.25%	09/01/2023	765	776,817
Sacramento (County of), CA;
Series 2018 C, Ref. RB(i)	5.00%	07/01/2038	2,200	2,691,021
Series 2018 C, Ref. RB(i)	5.00%	07/01/2039	9,495	11,591,115
Sacramento (County of), CA Housing Authority; Series 2002 C, RB (INS - AMBAC)(a)(i)	5.25%	06/01/2027	810	811,172
San Bernardino (City of), CA Joint Powers Financing Authority; Series 1999, Ref. COP (INS - NATL)(a)	5.50%	09/01/2024	10	10,037
San Bernardino Community College District; Series 2019 A, GO Bonds	4.00%	08/01/2049	27,735	31,800,166
San Bernardino Mountains Community Hospital District;
Series 2007 A, COP	5.00%	02/01/2027	925	926,753
Series 2007 A, COP	5.00%	02/01/2037	3,235	3,239,896
San Buenaventura (City of), CA (Community Memorial Health System);
Series 2011, RB(b)(c)	7.50%	12/01/2021	4,030	4,174,472
Series 2011, RB(b)(c)	8.00%	12/01/2021	3,000	3,114,222
San Diego (City of), CA Housing Authority; Series 2011 B, RB	5.00%	05/01/2029	3,000	3,007,972
San Diego (City of), CA Public Facilities Financing Authority; Subseries 2012 A, Ref. RB(b)(c)	5.00%	08/01/2022	1,295	1,368,478
San Diego (County of), CA Redevelopment Agency; Series 2005 A, Ref. RB(i)	5.75%	12/01/2032	4,950	4,965,480
San Diego (County of), CA Regional Airport Authority;
Series 2017 B, RB(i)	5.00%	07/01/2037	1,000	1,214,640
Series 2019 B, Ref. RB(i)	4.00%	07/01/2044	1,000	1,146,809
Series 2019 B, Ref. RB(i)	5.00%	07/01/2049	4,000	4,904,622
San Diego (County of), CA Regional Transportation Commission; Series 2014 A, RB(b)(c)(e)	5.00%	04/01/2024	2,980	3,386,255
San Diego Community College District (Election of 2006); Series 2011, GO Bonds(b)(c)	5.00%	08/01/2021	2,500	2,520,318
San Diego Unified School District; Series 2020 M-2, GO Bonds	4.00%	07/01/2050	10,000	11,959,983
San Diego Unified School District (Election of 2012); Series 2017 I, GO Bonds	4.00%	07/01/2047	14,155	16,346,831
See accompanying notes which are an integral part of this schedule.
Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport);
Series 2012 A, Ref. RB(i)	5.00%	05/01/2031	$ 1,000	$ 1,040,662
Series 2017 A, RB(i)	5.00%	05/01/2042	1,930	2,351,290
Series 2017 A, RB(i)	5.00%	05/01/2047	5,275	6,413,461
Series 2018 D, RB(i)	5.00%	05/01/2043	12,020	14,793,542
Series 2018 D, RB(i)	5.00%	05/01/2048	8,250	10,091,276
Series 2019 E, RB(i)	5.00%	05/01/2050	31,575	38,701,465
San Francisco (City & County of), CA Community Facilities District No. 2016-1;
Series 2020, RB	4.00%	09/01/2042	550	614,330
Series 2020, RB	4.00%	09/01/2050	1,025	1,136,094
San Francisco (City & County of), CA Public Utilities Commission; Series 2018 B, RB	5.00%	10/01/2043	7,250	8,971,569
San Francisco (City & County of), CA Redevelopment Agency Successor Agency; Series 2013 B, RB	5.00%	08/01/2031	500	522,198
San Francisco (City & County of), CA Successor Agency to the Redevelopment Agency (Hunters Point Shipyard Phase One Improvements); Series 2014, Ref. RB	5.00%	08/01/2044	2,925	3,145,639
San Francisco (City & County of), CA Successor Agency to the Redevelopment Agency (Mission Bay South Redevelopment); Series 2014 A, RB	5.00%	08/01/2043	1,060	1,174,059
San Francisco (City & County of), CA Successor Agency to the Redevelopment Agency Community Facilities District No. 6 (Mission Bay South Public Improvements); Series 2013 A, Ref. RB	5.00%	08/01/2033	500	521,709
San Francisco (City of), CA Bay Area Rapid Transit District; Series 2012 A, RB(b)(c)	5.00%	07/01/2022	730	768,456
San Francisco (City of), CA Bay Area Rapid Transit District (Election of 2016 Green Bond); Series 2017 A-1, GO Bonds(d)(e)	5.00%	08/01/2047	3,425	4,264,967
San Francisco (City of), CA Public Utilities Commission; Series 2020 C, RB	4.00%	11/01/2050	16,935	20,246,367
San Francisco Community College District; Series 2020 A, GO Bonds	4.00%	06/15/2045	9,240	10,952,336
San Gorgonio Memorial Health Care District; Series 2014, Ref. GO Bonds	5.00%	08/01/2032	500	551,628
San Jacinto Unified School District Financing Authority; Series 2017, Ref. RB	5.00%	09/01/2043	250	280,180
San Joaquin Hills Transportation Corridor Agency;
Series 2014 A, Ref. RB	5.00%	01/15/2044	1,730	1,959,015
Series 2014 B, Ref. RB	5.25%	01/15/2044	2,000	2,261,143
San Jose (City of), CA (El Parador Apartments); Series 2000 A, RB(i)	6.20%	01/01/2041	3,150	3,152,300
San Jose (City of), CA (Fallen Leaves Apartments); Series 2002 J-1, RB (INS - AMBAC)(a)(i)	5.10%	12/01/2032	4,025	4,029,997
San Jose (City of), CA (Improvement District No. 99-218SJ); Series 2001 24-Q, RB	5.88%	09/02/2023	35	36,342
San Jose (City of), CA (Orvieto Family Apartments); Series 2010 B-1, RB	4.75%	08/01/2029	5,175	5,187,829
San Jose Evergreen Community College District (Election of 2004); Series 2008 B, GO Bonds (INS - AGM)(a)(f)	0.00%	09/01/2031	3,110	2,635,803
San Leandro Unified School District; Series 2019 B, GO Bonds (INS - BAM)(a)	4.00%	08/01/2043	5,000	5,840,771
San Luis Obispo (County of), CA Financing Authority (Lopez Dam Improvement); Series 2011 A, Ref. RB (INS - AGM)(a)	5.00%	08/01/2030	1,500	1,511,780
San Marcos Unified School District; Series 2019, RB	5.00%	09/01/2048	750	853,696
San Mateo (City of), CA Foster School District (Election 2008); Series 2010, GO Bonds(l)	6.63%	08/01/2042	1,010	1,142,356
San Mateo (County of), CA Joint Powers Financing Authority; Series 2018 A, RB	5.00%	07/15/2043	18,075	22,217,920
San Mateo County Community College District; Series 2018 B, GO Bonds	5.00%	09/01/2045	10,000	12,689,854
San Mateo Foster (City of), CA Public Financing Authority (Clean Water Program); Series 2019, RB	4.00%	08/01/2044	5,000	5,921,540
San Rafael Elementary School District; Series 2019 C, GO Bonds	4.00%	08/01/2047	2,950	3,358,256
Santa Barbara (County of), CA;
Series 2018 B, COP(i)	5.00%	12/01/2037	12,695	15,724,414
Series 2018 B, COP(i)	5.00%	12/01/2038	5,000	6,180,152
Santa Clara (City of), CA Redevelopment Agency; Series 2011, RB(b)(c)	5.75%	06/01/2021	3,000	3,000,000
Santa Clara (County of), CA Housing Authority;
Series 2001 A, RB(i)	5.85%	08/01/2031	1,000	1,003,083
Series 2001 A, RB(i)	6.00%	08/01/2041	2,070	2,116,831
Series 2010 A-1, RB (CEP - FHLMC)	4.75%	11/01/2027	4,010	4,012,558
Santa Clarita Community College District; Series 2019, GO Bonds	3.00%	08/01/2044	1,410	1,500,338
Santa Margarita Water District (Community Facilities District No. 2013-1);
Series 2013, RB	5.63%	09/01/2036	960	1,046,433
Series 2013, RB	5.63%	09/01/2043	960	1,043,450
Santa Monica (City of), CA Redevelopment Agency;
Series 2011, RB	5.88%	07/01/2036	1,750	1,767,360
Series 2011, RB	5.88%	07/01/2042	2,600	2,625,752
See accompanying notes which are an integral part of this schedule.
Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Santaluz Community Facilities District No. 2 (Improvement Area No. 1);
Series 2011 A, Ref. RB	5.00%	09/01/2028	$ 820	$ 829,590
Series 2011 A, Ref. RB	5.00%	09/01/2029	710	718,339
Series 2011 A, Ref. RB	5.10%	09/01/2030	460	465,516
Saugus Union School District Financing Authority; Series 2021 A, RB (INS - BAM)(a)	4.00%	09/01/2049	1,250	1,421,054
Sebastopol Union School District;
Series 2020 A, GO Bonds	4.00%	08/01/2041	500	567,073
Series 2020 A, GO Bonds	5.00%	08/01/2049	2,535	3,085,258
Signal Hill (City of), CA Redevelopment Agency Successor Agency; Series 2011, RB	7.00%	10/01/2026	1,720	1,727,637
Silicon Valley Tobacco Securitization Authority (Santa Clara);
Series 2007 A, RB(f)	0.00%	06/01/2036	22,420	9,762,442
Series 2007 A, RB(f)	0.00%	06/01/2041	10,000	3,264,306
Series 2007 B, RB(f)	0.00%	06/01/2047	12,650	2,826,530
Series 2007 C, RB(f)	0.00%	06/01/2056	60,800	6,938,271
Simi Valley Unified School District; Series 2019 B, GO Bonds	4.00%	08/01/2048	2,000	2,299,195
Simi Valley Unified School District (Election of 2004);
Series 2007 C, GO Bonds (INS - AGM)(a)(f)	0.00%	08/01/2028	3,480	3,146,698
Series 2007 C, GO Bonds (INS - AGM)(a)(f)	0.00%	08/01/2030	2,765	2,361,132
South El Monte (City of), CA Improvement District Successor Agency; Series 2015 A, Ref. RB (INS - AGM)(a)	5.00%	08/01/2035	4,150	4,810,252
South Orange (County of), CA Public Financing Authority (Ladera Ranch); Series 2014 A, Ref. RB	5.00%	08/15/2034	895	924,603
Southern California Public Power Authority;
Series 2007 A, RB	5.25%	11/01/2022	470	503,627
Series 2007 A, RB	5.25%	11/01/2023	50	56,000
Series 2007 A, RB	5.25%	11/01/2026	250	306,994
Series 2007 A, RB	5.25%	11/01/2027	2,255	2,829,728
Series 2007 A, RB	5.00%	11/01/2028	205	258,937
Series 2007 A, RB	5.00%	11/01/2029	165	211,000
Series 2007 A, RB	5.00%	11/01/2033	2,085	2,835,352
Series 2014 A, RB	5.00%	07/01/2035	13,000	14,720,911
Southern California Public Power Authority (Milford Wind Corridor Phase II);
Series 2011-1, RB(b)	5.25%	07/01/2021	2,100	2,108,725
Series 2011-1, RB(b)	5.25%	07/01/2021	2,100	2,108,725
Southern California Tobacco Securitization Authority (San Diego County Asset Securitization Corp.);
Series 2019, Ref. RB	5.00%	06/01/2039	750	954,574
Series 2019, Ref. RB	5.00%	06/01/2048	6,000	7,495,838
Series 2019, Ref. RB(f)	0.00%	06/01/2054	20,000	3,883,898
Southern Mono Health Care District; Series 2012, Ref. GO Bonds	5.00%	08/01/2021	790	796,257
Stockton (City of), CA Redevelopment Agency Successor Agency; Series 2016 A, Ref. RB (INS - AGM)(a)	5.00%	09/01/2034	1,000	1,193,298
Sulphur Springs Union School District; Series 2020, RB	4.00%	09/01/2050	1,225	1,363,072
Susanville (City of), CA (Natural Gas Enterprise Ref.); Series 2019, Ref. RB (INS - AGM)(a)	4.00%	06/01/2045	3,325	3,747,801
Tahoe-Truckee Unified School District;
Series 2016 B, GO Bonds	5.00%	08/01/2039	3,000	3,595,043
Series 2016 B, GO Bonds	5.00%	08/01/2041	950	1,134,733
Tejon Ranch Public Facilities Finance Authority; Series 2020, RB	4.00%	09/01/2050	4,750	5,221,089
Tobacco Securitization Authority of Southern California; Series 2006, RB(f)	0.00%	06/01/2046	3,000	621,308
Torrance Unified School District; Series 2009, GO Bonds(f)	0.00%	08/01/2034	3,600	2,308,965
Transbay Joint Powers Authority (Green Bonds);
Series 2020 A, RB	5.00%	10/01/2037	600	773,455
Series 2020 A, RB	5.00%	10/01/2040	1,000	1,280,567
Series 2020 A, RB	5.00%	10/01/2045	1,000	1,266,164
Series 2020 A, RB	5.00%	10/01/2049	1,100	1,386,811
Series 2020 B, RB	5.00%	10/01/2035	250	315,555
Series 2020 B, RB	5.00%	10/01/2038	300	375,666
Tustin Unified School District (Community Facilities District No. 97-1); Series 2015, Ref. RB (INS - BAM)(a)	5.00%	09/01/2038	2,000	2,339,749
See accompanying notes which are an integral part of this schedule.
Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Twentynine Palms (City of), CA Redevelopment Agency Successor Agency;
Series 2011 A-4, RB(b)(c)	7.13%	09/01/2021	$ 375	$ 381,442
Series 2011 A-4, RB(b)(c)	7.40%	09/01/2021	500	508,929
Series 2011 B, RB(b)(c)	7.40%	09/01/2021	415	422,411
Series 2011 B, RB(b)(c)	7.65%	09/01/2021	425	432,852
University of California;
Series 2016 AR, Ref. RB(e)	5.00%	05/15/2037	12,840	15,425,615
Series 2017 AV, RB	5.00%	05/15/2042	5,000	6,172,406
Series 2018 AZ, Ref. RB	5.00%	05/15/2043	16,000	20,022,299
Series 2018 AZ, Ref. RB	4.00%	05/15/2048	2,000	2,310,362
Series 2018 AZ, Ref. RB	5.00%	05/15/2048	4,000	4,989,834
Series 2020 BE, Ref. RB	4.00%	05/15/2047	12,975	15,433,973
Upland (City of), CA Community Facilities District No. 2003-2 (Improvement Area No. 2);
Series 2015, Ref. RB	5.00%	09/01/2029	1,030	1,154,013
Series 2015, Ref. RB	5.00%	09/01/2030	1,080	1,202,777
Upland (City of), CA Community Facilities District No. 2015-1 (Improvement Area No. 1); Series 2019 A, RB	4.00%	09/01/2049	750	830,144
Upland Community Facilities District;
Series 2021 A, RB	4.00%	09/01/2040	260	295,697
Series 2021 A, RB	4.00%	09/01/2045	165	185,687
Series 2021 A, RB	4.00%	09/01/2051	260	290,908
Valley (City of), CA Sanitary District; Series 2005, RB	5.20%	09/02/2030	1,320	1,333,089
Vernon (City of), CA;
Series 2012 A, RB	5.13%	08/01/2033	1,000	1,041,769
Series 2012 A, RB	5.50%	08/01/2041	4,000	4,176,622
Vernon (City of), CA Redevelopment Agency; Series 2005, RB (INS - NATL)(a)	5.00%	09/01/2035	65	66,239
Victor Valley Community College District (Election of 2008); Series 2020 D, GO Bonds	4.00%	08/01/2050	12,850	14,745,446
Victorville (City of), CA (Community Facilities District No. 07-01); Series 2012 A, RB	5.35%	09/01/2042	485	494,199
Vista Unified School District; Series 2019 A, GO Bonds	4.00%	08/01/2044	1,000	1,176,769
West Contra Costa Unified School District;
Series 2005, GO Bonds (INS - NATL)(a)(f)	0.00%	08/01/2025	2,500	2,407,510
Series 2020 E, GO Bonds (INS - AGM)(a)	3.00%	08/01/2045	6,465	6,895,722
West Covina Public Financing Authority; Series 2018 A, Ref. RB	5.00%	05/01/2031	445	542,464
West Hollywood (City of), CA Community Development Department (East Side Redevelopment); Series 2011 A, RB	7.50%	09/01/2042	1,500	1,527,164
West Patterson Financing Authority (Community Facilities Distrct No. 2015-1);
Series 2015, RB	5.25%	09/01/2035	610	683,845
Series 2015, RB	5.25%	09/01/2045	1,550	1,721,050
West Sacramento (City of), CA; Series 2019, RB	5.00%	09/01/2037	860	999,789
West Sacramento (City of), CA (Community Facilities District No. 29); Series 2019, RB	5.00%	09/01/2044	1,065	1,227,941
Western Riverside (County of), CA Water & Wastewater Financing Authority (Eastern Municipal Water District Improvement); Series 2009, RB (INS - AGC)(a)	5.63%	09/01/2039	1,000	1,003,697
Whittier (City of), CA (Presbyterian Intercommunity Hospital, Inc.); Series 2014, RB	5.00%	06/01/2044	1,500	1,678,546
Woodland (City of), CA Community Facilities District 1; Series 2019, RB	5.00%	09/01/2044	2,280	2,603,104
Woodland (City of), CA Finance Authority;
Series 2011, RB	6.00%	03/01/2036	2,300	2,309,346
Series 2011, RB	6.00%	03/01/2041	1,500	1,505,872
Yosemite Community College District (Election of 2004); Series 2008 C, GO Bonds (INS - AGM)(a)(f)	0.00%	08/01/2024	4,685	4,600,949
Yuba Community College District; Series 2017, Ref. GO Bonds	4.00%	08/01/2047	4,285	4,878,010
				2,166,235,405
Guam–0.86%
A.B. Won Pat International Airport Authority; Series 2013 C, RB (INS - AGM)(a)(i)	6.13%	10/01/2043	2,500	2,740,865
Guam (Territory of);
Series 2011 A, RB(b)	5.13%	01/01/2042	1,500	1,542,303
Series 2021 F, Ref. RB	4.00%	01/01/2042	1,120	1,276,857
Guam (Territory of) Department of Education (John F. Kennedy); Series 2020, Ref. COP	5.00%	02/01/2040	2,750	3,156,965
Guam (Territory of) International Airport Authority;
Series 2013 C, RB (INS - AGM)(a)(i)	6.00%	10/01/2034	1,000	1,093,470
Series 2013 C, RB(i)	6.25%	10/01/2034	1,000	1,085,040
See accompanying notes which are an integral part of this schedule.
Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Guam–(continued)
Guam (Territory of) Power Authority;
Series 2012 A, Ref. RB (INS - AGM)(a)	5.00%	10/01/2023	$ 250	$ 265,242
Series 2012 A, Ref. RB (INS - AGM)(a)	5.00%	10/01/2024	320	339,360
Series 2012 A, Ref. RB (INS - AGM)(a)	5.00%	10/01/2030	570	602,393
Guam (Territory of) Waterworks Authority;
Series 2014 A, Ref. RB	5.00%	07/01/2035	765	838,302
Series 2020 A, RB	5.00%	01/01/2050	3,460	4,225,480
Port Authority of Guam; Series 2018 A, RB	5.00%	07/01/2048	1,825	2,151,496
				19,317,773
Northern Mariana Islands–0.11%
Northern Mariana Islands (Commonwealth of) Ports Authority;
Series 1998 A, RB(i)	6.25%	03/15/2028	890	876,892
Series 2005 A, RB(i)	5.50%	03/15/2031	1,675	1,529,092
				2,405,984
Puerto Rico–4.28%
Children’s Trust Fund;
Series 2002, RB	5.38%	05/15/2033	2,095	2,107,908
Series 2002, RB	5.50%	05/15/2039	8,655	8,861,682
Series 2002, RB	5.63%	05/15/2043	730	733,794
Puerto Rico (Commonwealth of);
Series 2006 A, GO Bonds(j)	5.25%	07/01/2030	500	450,000
Series 2009 B, Ref. GO Bonds(j)	6.50%	07/01/2037	3,000	2,741,250
Series 2009 B, Ref. GO Bonds(j)	5.75%	07/01/2038	1,020	898,875
Series 2009 B, Ref. GO Bonds(j)	6.00%	07/01/2039	2,500	2,271,875
Series 2011 C, Ref. GO Bonds (INS - AGM)(a)	6.00%	07/01/2036	80	82,504
Series 2011 C, Ref. GO Bonds(j)	6.50%	07/01/2040	1,000	878,750
Series 2011 E, Ref. GO Bonds(j)	5.38%	07/01/2030	1,450	1,270,562
Series 2012 A, Ref. GO Bonds(j)	5.50%	07/01/2026	5,000	4,225,000
Series 2012 A, Ref. GO Bonds(j)	5.50%	07/01/2027	1,615	1,364,675
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority; Series 2008 A, RB	6.13%	07/01/2024	1,600	1,762,944
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2012 A, RB(j)	5.00%	07/01/2042	4,000	3,830,000
Series 2012 A, RB(j)	5.05%	07/01/2042	1,000	957,500
Series 2013 A, RB(j)	6.75%	07/01/2036	7,350	7,212,187
Series 2016 E-2, RB(j)	10.00%	07/01/2021	454	461,934
Series 2016 E-2, RB(j)	10.00%	01/01/2022	151	153,978
Series 2016 E-4, RB(j)	10.00%	07/01/2022	151	153,977
Puerto Rico (Commonwealth of) Highway & Transportation Authority; Series 2007 CC, Ref. RB(j)	5.50%	07/01/2030	2,500	2,737,500
Puerto Rico (Commonwealth of) Industrial Tourist, Educational, Medical & Environmental Control Facilities Financing Authority; Series 1995 A, RB	5.63%	07/01/2022	325	325,000
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority; Series 2000, RB(i)	6.63%	06/01/2026	6,055	6,266,925
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (Ana G. Mendez University System);
Series 2012, Ref. RB	5.13%	04/01/2032	170	172,678
Series 2012, Ref. RB	5.38%	04/01/2042	225	228,937
Puerto Rico (Commonwealth of) Infrastructure Financing Authority (MEPSI Campus); Series 2007 A, RB(j)	6.50%	10/01/2037	1,220	491,050
Puerto Rico (Commonwealth of) Public Buildings Authority (Government Facilities); Series 2009 P, Ref. RB(j)	6.75%	07/01/2036	5,000	5,143,750
See accompanying notes which are an integral part of this schedule.
Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(f)	0.00%	07/01/2024	$ 213	$ 202,907
Series 2018 A-1, RB(f)	0.00%	07/01/2027	1,524	1,369,744
Series 2018 A-1, RB(f)	0.00%	07/01/2031	1,616	1,273,959
Series 2018 A-1, RB(f)	0.00%	07/01/2033	11,974	8,745,446
Series 2018 A-1, RB	4.50%	07/01/2034	419	461,230
Series 2018 A-1, RB	4.55%	07/01/2040	342	384,307
Series 2018 A-1, RB(f)	0.00%	07/01/2046	8,788	2,861,109
Series 2018 A-1, RB(f)	0.00%	07/01/2051	13,879	3,282,150
Series 2018 A-1, RB	4.75%	07/01/2053	2,510	2,821,652
Series 2018 A-1, RB	5.00%	07/01/2058	11,595	13,227,639
Series 2019 A-2, RB	4.33%	07/01/2040	2,154	2,389,922
Series 2019 A-2, RB	4.54%	07/01/2053	65	72,095
Series 2019 A-2, RB	4.78%	07/01/2058	865	971,915
University of Puerto Rico; Series 2006 P, Ref. RB	5.00%	06/01/2030	2,190	2,124,300
				95,973,610
Virgin Islands–0.22%
Virgin Islands (Government of) Port Authority;
Series 2014 A, Ref. RB(i)	5.00%	09/01/2029	1,645	1,604,836
Series 2014 A, Ref. RB(i)	5.00%	09/01/2033	1,500	1,426,652
Virgin Islands (Government of) Public Finance Authority; Series 2015, RB(h)	5.00%	09/01/2030	1,000	1,148,561
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note); Series 2012 A, RB	5.00%	10/01/2032	840	833,737
				5,013,786
TOTAL INVESTMENTS IN SECURITIES(n)–102.01% (Cost $2,106,697,779)					2,288,946,558
FLOATING RATE NOTE OBLIGATIONS–(3.71)%
Notes with interest and fee rates ranging from 0.57% to 0.60% at 05/31/2021 and contractual maturities of collateral ranging from 05/15/2033 to 04/01/2056(o)				(83,325,000)
OTHER ASSETS LESS LIABILITIES–1.70%					38,317,319
NET ASSETS–100.00%					$2,243,938,877
Investment Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
Ctfs.	– Certificates
FGIC	– Financial Guaranty Insurance Company
FHLMC	– Federal Home Loan Mortgage Corp.
GO	– General Obligation
INS	– Insurer
NATL	– National Public Finance Guarantee Corp.
RB	– Revenue Bonds
Ref.	– Refunding
See accompanying notes which are an integral part of this schedule.
Invesco California Municipal Fund

Notes to Schedule of Investments:
(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)	Security is subject to a reimbursement agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $9,740,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.
(e)	Underlying security related to TOB Trusts entered into by the Fund.
(f)	Zero coupon bond issued at a discount.
(g)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(h)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2021 was $121,320,020, which represented 5.41% of the Fund’s Net Assets.
(i)	Security subject to the alternative minimum tax.
(j)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2021 was $40,052,048, which represented 1.78% of the Fund’s Net Assets.
(k)	Restricted security. The aggregate value of these securities at May 31, 2021 was $2,350,000, which represented less than 1% of the Fund’s Net Assets.
(l)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(m)	Security subject to crossover refunding.
(n)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.
(o)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at May 31, 2021. At May 31, 2021, the Fund’s investments with a value of $151,689,598 are held by TOB Trusts and serve as collateral for the $83,325,000 in the floating rate note obligations outstanding at that date.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco California Municipal Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$2,288,946,558	$—	$2,288,946,558
Other Investments - Assets
Investments Matured	—	1,479,752	—	1,479,752
Total Investments	$—	$2,290,426,310	$—	$2,290,426,310
Invesco California Municipal Fund